Goodwill (Tables)	12 Months Ended
Mar. 31, 2025
Intangible assets and goodwill [abstract]
Schedule of Reconciliation of Changes in Goodwill

	JPY (millions)
	For the Year Ended March 31
	2024	2025
Acquisition cost
As of beginning of the year	¥4,790,723	¥5,410,067
Reclassification to assets held for sale (Note 19)	(6,626)	(6,999)
Foreign currency translation differences and others	625,970	(78,637)
As of end of the year	¥5,410,067	¥5,324,430

Carrying amount
As of beginning of the year	¥4,790,723	¥5,410,067
As of end of the year	5,410,067	5,324,430

	JPY (millions)
Acquisition cost	Software	Intangible assets associated with products	Other	Total
As of April 1, 2023	¥219,559	¥7,324,072	¥11,839	¥7,555,471
Additions and other increases	47,179	124,878	206	172,263
Disposals and other decreases	(4,885)	(57,869)	(149)	(62,903)
Reclassification to assets held for sale (Note 19)	(266)	(33,052)	—	(33,318)
Foreign currency translation differences	27,529	942,404	48	969,980
As of March 31, 2024	¥289,116	¥8,300,433	¥11,944	¥8,601,492
Additions and other increases	38,769	55,345	134	94,248
Disposals and other decreases	(4,048)	(15,453)	(116)	(19,617)
Reclassification to assets held for sale (Note 19)	(95)	(11,108)	—	(11,204)
Foreign currency translation differences	(4,424)	(122,279)	(9)	(126,712)
As of March 31, 2025	¥319,318	¥8,206,937	¥11,953	¥8,538,208

Accumulated amortization and accumulated impairment losses
As of April 1, 2023	¥(96,220)	¥(3,189,051)	¥(542)	¥(3,285,813)
Amortization	(32,587)	(521,998)	(83)	(554,668)
Impairment losses	(3,126)	(166,278)	—	(169,405)
Reversal of impairment losses	—	35,686	—	35,686
Disposals and other decreases	4,614	57,838	11	62,462
Reclassification to assets held for sale (Note 19)	203	26,558	—	26,761
Foreign currency translation differences	(12,366)	(429,462)	(5)	(441,833)
As of March 31, 2024	¥(139,483)	¥(4,186,707)	¥(620)	¥(4,326,810)
Amortization	(40,414)	(548,660)	(113)	(589,187)
Impairment losses	(556)	(95,047)	—	(95,602)
Disposals and other decreases	3,081	15,283	20	18,384
Reclassification to assets held for sale (Note 19)	63	11,108	—	11,171
Foreign currency translation differences	2,538	72,858	1	75,397
As of March 31, 2025	¥(174,771)	¥(4,731,164)	¥(713)	¥(4,906,647)

Carrying amount
As of April 1, 2023	¥123,340	¥4,135,020	¥11,297	¥4,269,657
As of March 31, 2024	149,632	4,113,726	11,324	4,274,682
As of March 31, 2025	144,547	3,475,773	11,240	3,631,560

Schedule of Discounted Cash Flows Model
Terminal growth rate and discount rate used in the discounted cash flow models for the impairment tests are as follows:

	For the Year Ended March 31
	2024	2025
Terminal growth rate	0.0%	0.0%
Discount rate (post-tax)	6.2%	5.8%